Unaudited Interim Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Total	Class B Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Preferred Stocks Series A [Member]	Class A Common Stock [Member]	Scenario Previously Reported [Member]	Scenario Previously Reported [Member] Class B Common Stock [Member]	Scenario Previously Reported [Member] Additional Paid-In Capital [Member]	Scenario Previously Reported [Member] Accumulated Deficit [Member]
Balance, amount at Dec. 31, 2023	$ (3,701,226)	$ 113	$ 54,583	$ (3,756,676)	$ 100	$ 654
Balance, shares at Dec. 31, 2023		1,130,691			1,000,000	6,535,014
Stock compensation issued for consulting services, shares		401,173
Stock compensation issued for consulting services, amount	25,120	$ 40	25,080	0	$ 0	$ 0
Net loss	(167,089)	0	0	(167,089)	0	0
Balance, amount at Mar. 31, 2024	(3,843,195)	$ 153	79,663	(3,923,765)	$ 100	$ 654
Balance, shares at Mar. 31, 2024		1,531,864			1,000,000	6,535,014
Balance, amount at May. 02, 2024							$ 0	$ 0	$ 0	$ 0
Net loss	(238)						(238)			(238)
Capital contribution	1								1
Ordinary shares issued, shares								100
Ordinary shares issued, amount							1	$ 1	0	0
Balance, amount at Dec. 31, 2024	(4,519,154)	$ 153	79,663	(4,599,724)	$ 100	$ 654	$ (236)	$ 1	$ 1	$ (238)
Balance, shares at Dec. 31, 2024		1,531,864			1,000,000	6,535,014		100
Net loss	(297,207)	$ 0	0	(297,207)	$ 0	$ 0
Balance, amount at Mar. 31, 2025	$ (4,816,361)	$ 153	$ 79,663	$ (4,896,931)	$ 100	$ 654
Balance, shares at Mar. 31, 2025		1,531,864			1,000,000	6,535,014